Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accounts receivable, net of allowance for credit losses	¥ 23,298,000	$ 3,378	¥ 0
Other non-current assets, net of allowance for credit losses	¥ 2,900,000	$ 400	¥ 0
Common Class A [Member]
Common Stock, par or stated value per share | $ / shares		$ 0.000002
Common Stock, shares authorized	20,000,000,000	20,000,000,000	20,000,000,000
Common Stock, shares, issued	299,797,728	299,797,728	299,797,728
Common Stock, shares, outstanding	269,942,489	269,942,489	270,054,584
Common Class B [Member]
Common Stock, par or stated value per share | $ / shares		$ 0.000002
Common Stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common Stock, shares, issued	54,543,800	54,543,800	54,543,800
Common Stock, shares, outstanding	54,543,800	54,543,800	54,543,800